6. Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	$ 38,707	$ 37,422
Less: accumulated depreciation	18,133	17,200
Construction in progress	38	14
Premises and equipment, net	20,612	20,236
Depreciation expense	933	863
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	9,150	9,150
Bank Premises [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	14,299	14,071
Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	$ 15,258	$ 14,201